11. Other receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Receivables Details 1
Allowance for the impairment of other receivables, beginning	$ 34,699	$ 17,752	$ 16,647
Increase	0	16,947	1,105
Recovery	(7,697)	0	0
Allowance for the impairment of other receivables, ending	$ 27,002	$ 34,699	$ 17,752